Consolidated net debt - Analysis of changes in consolidated net cash/(debt) (Detail) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Disclosure of financial liabilities [Abstract]
Net debt at beginning balance	$ (3,651)
Foreign exchange adjustment	27
Cash movements excluding exchange movements, net debt	(1,127)
Other non-cash movements	(75)
Net debt at ending balance	(4,826)
Borrowings Excluding Overdraft
Disclosure of financial liabilities [Abstract]
Financial liabilities, beginning balance	(12,806)
Foreign exchange adjustment	76
Cash movements excluding exchange movements	464
Other non-cash movements	(323)
Financial liabilities, ending balance	(12,589)
Lease liabilities
Disclosure of financial liabilities [Abstract]
Financial liabilities, beginning balance	(1,309)
Foreign exchange adjustment	33
Cash movements excluding exchange movements	154
Other non-cash movements	(53)
Financial liabilities, ending balance	(1,175)
Debt-related derivatives (included in other financial assets/liabilities
Disclosure of financial liabilities [Abstract]
Financial liabilities, beginning balance	(147)
Foreign exchange adjustment	(61)
Cash movements excluding exchange movements	91
Other non-cash movements	280
Financial liabilities, ending balance	163
Cash/overdrafts
Disclosure of financial liabilities [Abstract]
Cash and overdrafts, beginning balance	8,027
Foreign exchange adjustment	(21)
Cash movements excluding exchange movements	(1,752)
Other non-cash movements	0
Cash and overdrafts, ending balance	6,254
Other Investments
Disclosure of financial liabilities [Abstract]
Cash and overdrafts, beginning balance	2,584
Foreign exchange adjustment	0
Cash movements excluding exchange movements	(84)
Other non-cash movements	21
Cash and overdrafts, ending balance	$ 2,521